Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 1,417,536	$ 1,337,991	$ 1,280,986
Cost of sales	494,975	493,338	454,328
Gross profit	922,561	844,653	826,658
Operating expenses:
Research and development	154,084	149,841	146,830
Sales and marketing	375,562	376,321	359,598
General and administrative, restructuring, integration and other	200,098	180,573	102,066
Acquisition-related intangible amortization	39,398	39,091	38,666
Total operating expenses	769,142	745,826	647,160
Income from operations	153,419	98,827	179,498
Other income (expense):
Interest income	10,645	6,776	4,753
Interest expense	(49,685)	(39,022)	(37,396)
Other expense, net	(4)	(9,673)	(10,552)
Total other expense, net	(39,044)	(41,919)	(43,195)
Income before income taxes	114,375	56,908	136,303
Income taxes	73,981	(23,395)	6,401
Net income	40,394	80,303	129,902
Net loss attributable to noncontrolling interest	0	(101)	(246)
Net income attributable to the owners of QIAGEN N.V.	$ 40,394	$ 80,404	$ 130,148
Basic net income per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.18	$ 0.34	$ 0.56
Diluted net income per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.17	$ 0.34	$ 0.55
Weighted-average common shares outstanding
Basic (in shares)	228,074	234,800	233,483
Diluted (in shares)	233,009	238,993	238,647